STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Note 7—STOCKHOLDERS’ EQUITY

Common Stock

In March 2014, the company entered into an at-the-market issuance sales agreement (the “Sales Agreement”) with MLV & Co.  (the “MLV Agreement”).  Subject to limitations set by the SEC, the company may from time to time, at the company’s option, issue and, through MLV, sell shares of its common stock having an aggregate offering price of up to $23 million under the MLV Agreement.   Sales of common stock through MLV, if any, will be made by any method that is deemed an “at-the-market” offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended, including by means of ordinary brokers’ transactions at market prices, in block transactions or as otherwise agreed by the Lpath and MLV. Subject to the terms and conditions of the MLV Agreement, MLV will use commercially reasonable efforts to sell the common stock based upon the company’s instructions (including any price, time or size limits or other customary parameters or conditions the Company may impose). Lpath is not obligated to make any sales of its common stock under the MLV Agreement. Any shares sold will be sold pursuant to the company’s effective shelf registration statement on Form S-3 (the “Shelf Registration Statement”). The company will pay MLV a commission of up to 3.0% of the gross proceeds. The MLV Agreement will terminate upon the earlier of the sale of all common stock subject to the MLV Agreement or termination of the MLV Agreement by the company or MLV.

During 2015, the company sold 13,674,916 shares at sales prices ranging from $0.34 to $0.21 per share, resulting in $3,722,000 in net proceeds.  During the year ended December 31, 2014, the company sold 2,161,833 shares at sales prices ranging from $3.50 to $5.16 per share, resulting in $9,730,000 in net proceeds.  There have been no sales of shares through the MLV Agreement subsequent to December 31, 2015.

Under the SEC’s rules, the company will not be eligible to sell any shares under the Shelf Registration Statement and the accompanying MLV Agreement immediately following the filing of this Annual Report on Form 10-K.  Because the market value of the company’s common stock held by non-affiliate stockholders is less than $75 million, the SEC limits the amount of stock the company may only offer and sell during any 12 month period to a maximum of one-third of the market value of the common stock held by company’s non-affiliate stockholders.  The company is required to select a new measurement date for its market value each time it files an Annual Report on Form 10-K.  Accordingly, based on the current market value of the company’s common stock and its sales under the MLV Agreement within the past 12 months, the company has no current eligibility to make sales under the Shelf Registration Statement and the accompanying MLV Agreement.

In September 2014, Lpath sold 3,605,042 registered shares of common stock and warrants to purchase 3,605,042 unregistered shares of common stock in a direct offering at a purchase price of $3.475 per share-and-warrant-share combination.  The warrants have an exercise price of $3.36 per underlying share, are immediately exercisable, and terminate on the five-year anniversary of issuance.  Each warrant may be exercised using a cashless exercise procedure if the resale of the underlying shares are not covered by an effective registration statement.  Net proceeds of this offering totaled $11,500,000 after deducting placement agent fees and other expenses of the offering. Maxim Group LLC (“Maxim”) acted as the exclusive placement agent for the offering.  Maxim received a placement agent fee of $751,651 and an unregistered warrant to purchase 54,076 unregistered shares of common stock (the “Maxim Warrant”) as well as the reimbursement of fees and expenses up to $60,000.  The Maxim Warrant has an exercise price of $3.36 per share, is immediately exercisable, and will terminate on August 23, 2018.

In October 2014, pursuant to the terms of a registration rights agreement the company entered into in connection with the direct offering discussed above, the company registered for resale 3,605,042 shares of common stock issuable upon exercise of the warrants issued in the direct offering discussed above.  The shares were registered on Form S-3 and the registration statement was declared effective by the Securities and Exchange Commission on October 23, 2014.

Preferred Stock

Lpath is authorized to issue up to 15,000,000 shares of preferred stock, with a par value of $0.001 per share. As of December 31, 2015 and 2014, there were no preferred stock shares issued or outstanding.

Equity Incentive Plan

In November 2005, the company adopted the Lpath, Inc. 2005 Stock Option and Stock Purchase Plan, which permitted stock option grants to employees, outside consultants, and directors. In October 2007, Lpath’s stockholders approved the amendment of this plan which was concurrently renamed the Lpath, Inc. Amended and Restated 2005 Equity Incentive Plan (the “Plan”). There are 2,500,000 shares of common stock authorized for grant under the Plan. The Plan allows for grants of incentive stock options with exercise prices of at least 100% of the fair market value of Lpath’s common stock, nonqualified options with exercise prices of at least 85% of the fair market value of the company’s common stock, restricted stock, and restricted stock units. All stock options granted to date have a ten-year life and vest over zero to five years. Restricted stock units granted have a five-year life and vest over zero to four years, or upon the achievement of specified clinical trial milestones. As of December 31, 2015, a total of 1,429,128 shares of common stock were available for future grant under the Plan.

The following table presents stock-based compensation as included in the company’s consolidated statements of operations:

	2015	2014
Stock-based compensation expense by type of award:
Stock options	$469,080	$507,271
Restricted stock units	483,939	729,003
Total stock-based compensation expense	$953,019	$1,236,274
Effect of stock-based compensation expense on
Research and development	432,083	466,517
General and administrative	520,936	769,757
Total stock-based compensation expense	$953,019	$1,236,274

Fair value is determined at the date of grant for employee options and restricted stock units, and at the date at which the grantee’s performance is complete for non-employee options and restricted stock units. Compensation cost is recognized over the vesting period based on the fair value of the options and restricted stock units.

Because of the company’s net operating losses for tax purposes, it did not realize any tax benefits for the tax deductions from share-based payment arrangements during the years ended December 31, 2015 and 2014.

Stock Options

As of December 31, 2015, there was $1,221,000 of total unrecognized compensation expense, net of estimated forfeitures, related to unvested options granted under the Plan. That expense is expected to be recognized over a weighted-average period of 5.9 years.

The company uses the Black-Scholes valuation model to estimate the fair value of stock options at the grant date. The Black-Scholes valuation model uses the option exercise price as well as estimates and assumptions related to the expected price volatility of the company’s stock, the rate of return on risk-free investments, the expected period during which the options will be outstanding, and the expected dividend yield for the company’s stock to estimate the fair value of a stock option on the grant date.

The weighted-average valuation assumptions were determined as follows:

•	Expected stock price volatility: The estimated expected volatility is based on a weighted-average calculation of a peer group and the company’s historical volatility.

•	Risk-free interest rate: The company bases the risk-free interest rate on the interest rate payable on U.S. Treasury debt securities.

•

Expected term of options:  The expected term of options granted is derived using assumed exercise rates based on historical exercise patterns and represents the period of time that options granted are expected to be outstanding.

•	Expected annual dividends: The estimate for annual dividends is zero because the company has not historically paid, and does not intend for the foreseeable future to pay, a dividend.

The estimated fair value of stock options granted was determined using a Black-Scholes valuation model with the following weighted average assumptions:

	2015	2014
Risk free interest rate	1.5%	0.9%
Expected life (years)	5.26	3.1
Expected share price volatility	91.9%	64.3%
Expected dividend rate	0%	0%

A summary of the stock option activity under the plan as of December 31, 2015 and 2014, and changes during the years then ended, is presented below:

			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (Years)	Value
Outstanding at January 1, 2014	334,981	$4.16
Granted	474,350	4.45
Exercised	(715)	0.35
Expired	(4,287)	0.35
Forfeited	(63,375)	4.45
Outstanding at December 31, 2014	740,954	4.35
Granted	934,000	1.34
Exercised	(82,616)	0.58
Expired	(102,533)	4.53
Forfeited	(38,507)	3.21
Outstanding at December 31, 2015	1,451,298	2.64	7.69	$—
Vested and exercisable at December 31, 2015	535,111	$4.04	5.66	$—

The aggregate intrinsic value in the table above represents the total intrinsic value which would have been received by the stock option holders had all option holders exercised their options as of that date. The aggregate intrinsic value is calculated as the difference between the fair market value of the company’s common stock on December 31, 2015 of $0.23 and the exercise price of stock options, multiplied by the number of shares subject to such stock options.

At December 31, 2015, all of the company’s outstanding stock options had strike prices above the company’s market price of $0.23. The total intrinsic value of options exercised during the years ended December 31, 2015 and 2014 was $159,000 and $3,000, respectively. Cash received from option exercises during the years ended December 31, 2015 and 2014 was approximately $48,000 and $250, respectively. Upon stock option exercises, the company issues new shares of common stock.

Restricted Stock Units

As of December 31, 2015, there was $387,000 of total unrecognized stock-based compensation expense related to unvested restricted stock units granted under the Plan. The company expects to recognize that expense over a weighted-average period of 1.9 years.

The following table summarizes the restricted stock units activity of the company during 2015 and 2014:

		Weighted-
	Total	Average
	Restricted	Grant Date
	Stock Units	Fair Value
Outstanding January 1, 2014	721,788	$5.66
Granted	15,000	2.92
Shares issued	(81,829)	6.11
Forfeited	(13,125)	4.97
Outstanding December 31, 2014	641,834	5.55
Granted	19,667	2.87
Shares issued	(166,779)	5.75
Forfeited	(15,246)	4.68
Outstanding December 31, 2015	479,476	$5.40

Warrants

Lpath has issued warrants, of which some are classified as equity and some as liabilities.  The warrants issued in March 2012 (and expiring in March 2017) provide that in the event of a fundamental transaction, as defined by the warrant agreement, the company may, under certain circumstances, be obligated to settle the March 2012 warrants for cash equal to the value of the warrants determined in accordance with the warrant agreement.  The following warrants contained such provisions, and therefore, pursuant to the applicable criteria, they were not indexed to the company’s own stock:

	Number of	Exercise
Warrant Expiration Dates	Shares	Price per Share
March 2017	29,750	$5.25
March 2017	882,776	$7.70

The warrant liability reflected on Lpath’s balance sheet is a consequence of current generally accepted accounting principles, arising from the implementation of ASC 815. The company believes there is no foreseeable circumstance under which Lpath can be required to make any cash payment to settle any warrant liability that would be carried on the consolidated balance sheet.

The following table summarizes Lpath warrants outstanding as of December 31, 2015:

	Number of	Exercise Price
Warrant Expiration Date	Shares	per Share
January 21, 2017	4,000	$4.00
March 9, 2017	29,750	$5.25
March 9, 2017	882,776	$7.70
May 30, 2017	6,000	$4.00
September 15, 2017	4,000	$4.00
September 25, 2019	3,605,042	$3.36
September 26, 2019	54,076	$3.36
Total:	4,585,644
Weighted average:		$4.21

The terms of all outstanding warrants permit the company, upon exercise of the warrants, to settle the contract by the delivery of unregistered shares. During 2015, 4,000 warrants were granted, no warrants were exercised, and 5,715 warrants expired. During 2014, 3,669,118 warrants were granted, no warrants were exercised, and 12,858 warrants expired.